ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Allowance for Credit Losses by Classification
Changes in the allowance by loan category as of December 31 were as follows:

	2024
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$44,319	$12,365	$11,003	$34,903	$18,088	$13,322	$4,888	$2,545	$141,433
Provision for credit losses	17,705	4,018	8,213	11,232	(229)	1,239	4,852	2,181	49,211
Gross charge-offs	(14,648)	(3,392)	0	(10,633)	(143)	(447)	(7,460)	(2,586)	(39,309)
Recoveries	2,611	88	0	219	106	660	1,284	488	5,456
Total net charge-offs	(12,037)	(3,304)	0	(10,414)	(37)	213	(6,176)	(2,098)	(33,853)
Ending allowance for credit losses	$49,987	$13,079	$19,216	$35,721	$17,822	$14,774	$3,564	$2,628	$156,791

	2023
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$42,313	$3,571	$13,527	$41,106	$12,684	$12,447	$4,945	$2,384	$132,977
Provision for credit losses	19,647	13,162	(2,524)	(3)	5,196	600	5,944	1,052	43,074
Gross charge-offs	(19,175)	(4,423)	0	(8,723)	(39)	(340)	(6,442)	(1,173)	(40,315)
Recoveries	1,534	55	0	2,523	247	615	441	282	5,697
Total net charge-offs	(17,641)	(4,368)	0	(6,200)	208	275	(6,001)	(891)	(34,618)
Ending allowance for credit losses	$44,319	$12,365	$11,003	$34,903	$18,088	$13,322	$4,888	$2,545	$141,433

	2022
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992
Provision for credit losses	3,221	2,041	1,653	(12,951)	6,509	2,066	5,232	(1,040)	6,731
Gross charge-offs	(5,899)	(152)	0	(3,667)	(224)	(160)	(1,549)	(907)	(12,558)
Recoveries	939	49	0	4,304	174	898	165	283	6,812
Total net charge-offs	(4,960)	(103)	0	637	(50)	738	(1,384)	(624)	(5,746)
Ending allowance for credit losses	$42,313	$3,571	$13,527	$41,106	$12,684	$12,447	$4,945	$2,384	$132,977